Summary of Significant Accounting Policies - Long Lived Assets and Deferred Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Annual growth factor management fees after 2018	0.30%
Utilization rate of fleet	99.20%
Amortization of deferred drydock and special survey costs	$ 14,727,000	$ 13,768,000	$ 13,340,000
Amortization and write-off of deferred financing costs	6,391,000	5,653,000	4,524,000
Impairment loss	50,565,000	0	0
Vessels
Property Plant And Equipment [Line Items]
Scrap value of vessels per LWT	340
Capitalized interest costs	$ 4,764,000	$ 5,843,000	$ 5,154,000
Ocean-going vessels | Minimum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	30 months
Ocean-going vessels | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	60 months
Pushboats and barges | Maximum
Property Plant And Equipment [Line Items]
Period of review of special costs of assets	96 months
One vessel held and used
Property Plant And Equipment [Line Items]
Impairment loss	$ 32,930,000